DEBT - Gimi Facility and $1.125 Billion Facility - Narrative (Details)	1 Months Ended		3 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Jul. 31, 2013 USD ($) tranche newbuild	Dec. 31, 2019 USD ($) vessel	Oct. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel
Gimi 700 million Facility
Debt Instrument [Line Items]
Face amount	$ 700,000,000			$ 700,000,000
Long-term Debt | Gimi 700 million Facility
Debt Instrument [Line Items]
Face amount	$ 700,000,000			700,000,000
Maturity period of debt	7 years
Balloon payment to be paid	$ 320,800,000			$ 320,800,000
Proceeds from lines of credit					$ 130,000,000.0
Long-term Debt | Gimi 700 million Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%	4.00%
Secured Debt | Line of Credit | $1.125 billion newbuild facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,125,000,000	$ 1,125,000,000		$ 1,125,000,000
Number of vessels		8	2		2
Number of tranches | tranche		3
Long-term line of credit			$ 152,000,000.0		$ 152,000,000.0
Collateral amount			$ 11,000,000.0		$ 11,000,000.0
Secured Debt | Line of Credit | $449 million newbuild facility
Debt Instrument [Line Items]
Maturity period of debt					6 months
Percentage guaranteed			95.00%		95.00%
Shareholder Notes Payable | K-Sure Tranche
Debt Instrument [Line Items]
Interest rate			2.10%		2.10%
Shareholder Notes Payable | KEXIM Tranche
Debt Instrument [Line Items]
Interest rate			2.75%		2.75%